Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor Equity (note 1) $ USD ($)	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A USD ($)	Common Stock and Paid-in Capital Class B USD ($)	Accumulated Deficit USD ($)
Beginning balance at Dec. 31, 2008	$ 293,509	$ 171,203		$ 181,120	$ 125	$ (58,939)
Beginning balance, shares at Dec. 31, 2008			25,000
Net income/loss	42,084	5,314				36,770
Net change in parent's equity from Dropdown Predecessor	99,955	99,750				205
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)	(57,000)	(88,832)				31,832
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3)	65,508			65,508
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3), shares			7,000
Dividends declared to Teekay Corporation	(23,368)					(23,368)
Dividends declared to other parties	(26,982)					(26,982)
Ending balance at Dec. 31, 2009	393,706	187,435		246,628	125	(40,482)
Ending balance, shares at Dec. 31, 2009			32,000
Net income/loss	16,309	747				15,562
Net change in parent's equity from Dropdown Predecessor	129,519	129,519
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3)	234,583			234,583
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3), shares			19,987
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, and Kaveri Spirit LLC from Teekay Corporation (note 1)	(168,684)	(204,068)				35,384
Acquisition of Esther Spirit LLC, and Iskmati Spirit LLC from Teekay Corporation (note 1)	(107,500)	(113,633)				6,133
Dividends declared to Teekay Corporation	(19,945)					(19,945)
Dividends declared to other parties	(35,299)					(35,299)
Ending balance at Dec. 31, 2010	442,689	0		481,211	125	(38,647)
Ending balance, shares at Dec. 31, 2010			51,987
Net income/loss	(9,065)					(9,065)
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3)	107,105			107,105
Proceeds from issuance of Class A common shares, net of offering costs of $3.1, $9.4 and $4.9 million in 2009, 2010 and 2011, respectively (note 3), shares			9,890
Dividends declared to Teekay Corporation	(13,373)					(13,373)
Dividends declared to other parties	(37,985)					(37,985)
Ending balance at Dec. 31, 2011	$ 489,371	$ 0		$ 588,316	$ 125	$ (99,070)
Ending balance, shares at Dec. 31, 2011			61,877